Note 17 - Tangible assets (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		€ 7,229,000,000	€ 7,191,000,000
Changes In Tangible Assets Abstract
Tangible Assets At The End		10,068,000,000	7,229,000,000	€ 7,191,000,000
Land And Buildings [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		5,939,000,000	5,490,000,000	6,176,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		90,000,000	445,000,000	49,000,000
Retirements Tangible Assets		(44,000,000)	(98,000,000)	(42,000,000)
Acquisition Of Subsidiaries In The Year Tangible Assets		0	0	0
Disposals Of Entities In The Year Tangible Assets		0	0	0
Transfers Tangible Assets		(41,000,000)	64,000,000	(273,000,000)
Exchange differences and other tangible assets		57,000,000	38,000,000	(420,000,000)
Tangible Assets At The End		6,001,000,000	5,939,000,000	5,490,000,000
Land And Buildings [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		1,138,000,000	1,076,000,000	1,116,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		126,000,000	120,000,000	127,000,000
Retirements Tangible Assets		(38,000,000)	(36,000,000)	(26,000,000)
Acquisition Of Subsidiaries In The Year Tangible Assets		0	0	0
Disposals Of Entities In The Year Tangible Assets		0	(3,000,000)	0
Transfers Tangible Assets		(16,000,000)	(31,000,000)	(53,000,000)
Exchange differences and other tangible assets		43,000,000	12,000,000	(88,000,000)
Tangible Assets At The End		1,253,000,000	1,138,000,000	1,076,000,000
Land And Buildings [Member] | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		217,000,000	315,000,000	379,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		14,000,000	30,000,000	5,000,000
Retirements Tangible Assets		(3,000,000)	0	(2,000,000)
Acquisition Of Subsidiaries In The Year Tangible Assets		0	0	0
Disposals Of Entities In The Year Tangible Assets		0	0	0
Transfers Tangible Assets		(16,000,000)	(77,000,000)	(58,000,000)
Exchange differences and other tangible assets		0	(51,000,000)	(9,000,000)
Tangible Assets At The End		212,000,000	217,000,000	315,000,000
Land And Buildings [Member] | Carrying Amount Member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		4,584,000,000	4,099,000,000	4,681,000,000
Changes In Tangible Assets Abstract
Tangible Assets Beggining		4,584,000,000	4,099,000,000	4,681,000,000
Tangible Assets End		4,536,000,000	4,584,000,000	4,099,000,000
Tangible Assets At The End		4,536,000,000	4,584,000,000	4,099,000,000
Work In Progress Member [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		70,000,000	234,000,000	240,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		63,000,000	78,000,000	128,000,000
Retirements Tangible Assets		(20,000,000)	(17,000,000)	(29,000,000)
Acquisition Of Subsidiaries In The Year Tangible Assets		0	0	0
Disposals Of Entities In The Year Tangible Assets		0	0	0
Transfers Tangible Assets		(51,000,000)	(177,000,000)	(57,000,000)
Exchange differences and other tangible assets		(6,000,000)	(48,000,000)	(48,000,000)
Tangible Assets At The End		56,000,000	70,000,000	234,000,000
Work In Progress Member [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		0	0	0
Changes In Tangible Assets Abstract
Additions Tangible Assets		0	0	0
Retirements Tangible Assets		0	0	0
Acquisition Of Subsidiaries In The Year Tangible Assets		0	0	0
Disposals Of Entities In The Year Tangible Assets		0	0	0
Transfers Tangible Assets		0	0	0
Exchange differences and other tangible assets		0	0	0
Tangible Assets At The End		0	0	0
Work In Progress Member [Member] | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		0	0	0
Changes In Tangible Assets Abstract
Additions Tangible Assets		0	0	0
Retirements Tangible Assets		0	0	0
Acquisition Of Subsidiaries In The Year Tangible Assets		0	0	0
Disposals Of Entities In The Year Tangible Assets		0	0	0
Transfers Tangible Assets		0	0	0
Exchange differences and other tangible assets		0	0	0
Tangible Assets At The End		0	0	0
Work In Progress Member [Member] | Carrying Amount Member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		70,000,000	234,000,000	240,000,000
Changes In Tangible Assets Abstract
Tangible Assets Beggining		70,000,000	234,000,000	240,000,000
Tangible Assets End		56,000,000	70,000,000	234,000,000
Tangible Assets At The End		56,000,000	70,000,000	234,000,000
Furniture Fixtures And Vehicles [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		6,314,000,000	6,628,000,000	7,059,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		335,000,000	404,000,000	397,000,000
Retirements Tangible Assets		(302,000,000)	(492,000,000)	(264,000,000)
Acquisition Of Subsidiaries In The Year Tangible Assets		0	0	0
Disposals Of Entities In The Year Tangible Assets		0	0	0
Transfers Tangible Assets		(8,000,000)	(12,000,000)	(186,000,000)
Exchange differences and other tangible assets		12,000,000	(214,000,000)	(378,000,000)
Tangible Assets At The End		6,351,000,000	6,314,000,000	6,628,000,000
Furniture Fixtures And Vehicles [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		4,212,000,000	4,380,000,000	4,461,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		457,000,000	469,000,000	553,000,000
Retirements Tangible Assets		(255,000,000)	(403,000,000)	(235,000,000)
Acquisition Of Subsidiaries In The Year Tangible Assets		0	0	0
Disposals Of Entities In The Year Tangible Assets		0	0	0
Transfers Tangible Assets		(13,000,000)	(22,000,000)	(146,000,000)
Exchange differences and other tangible assets		(57,000,000)	(212,000,000)	(253,000,000)
Tangible Assets At The End		4,344,000,000	4,212,000,000	4,380,000,000
Furniture Fixtures And Vehicles [Member] | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		0	0	0
Changes In Tangible Assets Abstract
Additions Tangible Assets		20,000,000	0	0
Retirements Tangible Assets		0	0	0
Acquisition Of Subsidiaries In The Year Tangible Assets		0	0	0
Disposals Of Entities In The Year Tangible Assets		0	0	0
Transfers Tangible Assets		0	0	0
Exchange differences and other tangible assets		(20,000,000)	0	0
Tangible Assets At The End		0	0	0
Furniture Fixtures And Vehicles [Member] | Carrying Amount Member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		2,102,000,000	2,248,000,000	2,598,000,000
Changes In Tangible Assets Abstract
Tangible Assets Beggining		2,102,000,000	2,248,000,000	2,598,000,000
Tangible Assets End		2,007,000,000	2,102,000,000	2,248,000,000
Tangible Assets At The End		2,007,000,000	2,102,000,000	2,248,000,000
For Own Use Tangible Assets [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		12,323,000,000	12,352,000,000	13,473,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets			927,000,000	574,000,000
Retirements Tangible Assets			(607,000,000)	(335,000,000)
Acquisition Of Subsidiaries In The Year Tangible Assets			0	0
Disposals Of Entities In The Year Tangible Assets			0	0
Transfers Tangible Assets			(125,000,000)	(516,000,000)
Exchange differences and other tangible assets			(224,000,000)	(844,000,000)
Tangible Assets At The End			12,323,000,000	12,352,000,000
For Own Use Tangible Assets [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		5,350,000,000	5,456,000,000	5,577,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets			589,000,000	680,000,000
Retirements Tangible Assets			(439,000,000)	(261,000,000)
Acquisition Of Subsidiaries In The Year Tangible Assets			0	0
Disposals Of Entities In The Year Tangible Assets			(3,000,000)	0
Transfers Tangible Assets			(53,000,000)	(199,000,000)
Exchange differences and other tangible assets			(200,000,000)	(341,000,000)
Tangible Assets At The End			5,350,000,000	5,456,000,000
For Own Use Tangible Assets [Member] | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		217,000,000	315,000,000	379,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets			30,000,000	5,000,000
Retirements Tangible Assets			0	(2,000,000)
Acquisition Of Subsidiaries In The Year Tangible Assets			0	0
Disposals Of Entities In The Year Tangible Assets			0	0
Transfers Tangible Assets			(77,000,000)	(58,000,000)
Exchange differences and other tangible assets			(51,000,000)	(9,000,000)
Tangible Assets At The End			217,000,000	315,000,000
For Own Use Tangible Assets [Member] | Carrying Amount Member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		6,756,000,000	6,581,000,000	7,519,000,000
Changes In Tangible Assets Abstract
Tangible Assets Beggining			6,581,000,000	7,519,000,000
Tangible Assets End			6,756,000,000	6,581,000,000
Tangible Assets At The End			6,756,000,000	6,581,000,000
For Own Use Tangible Assets [Member] | Use right [Member] | Gross carrying amount [Member]
Changes In Tangible Assets Abstract
Additions Tangible Assets	[1]	3,574,000,000
Retirements Tangible Assets	[1]	(57,000,000)
Acquisition Of Subsidiaries In The Year Tangible Assets	[1]	0
Disposals Of Entities In The Year Tangible Assets	[1]	0
Transfers Tangible Assets	[1]	(1,000,000)
Exchange differences and other tangible assets	[1]	0
Tangible Assets At The End		3,516,000,000
For Own Use Tangible Assets [Member] | Use right [Member] | Accrued Depreciation [Member]
Changes In Tangible Assets Abstract
Additions Tangible Assets	[1]	381,000,000
Retirements Tangible Assets	[1]	(3,000,000)
Acquisition Of Subsidiaries In The Year Tangible Assets	[1]	0
Disposals Of Entities In The Year Tangible Assets	[1]	0
Transfers Tangible Assets	[1]	(1,000,000)
Exchange differences and other tangible assets	[1]	(7,000,000)
Tangible Assets At The End		370,000,000
For Own Use Tangible Assets [Member] | Use right [Member] | Impairment member
Changes In Tangible Assets Abstract
Additions Tangible Assets	[1]	60,000,000
Retirements Tangible Assets	[1]	0
Acquisition Of Subsidiaries In The Year Tangible Assets	[1]	0
Disposals Of Entities In The Year Tangible Assets	[1]	0
Transfers Tangible Assets	[1]	127,000,000
Exchange differences and other tangible assets	[1]	4,000,000
Tangible Assets At The End		191,000,000
For Own Use Tangible Assets [Member] | Use right [Member] | Carrying Amount Member
Changes In Tangible Assets Abstract
Tangible Assets Beggining	[2]	0
Tangible Assets End	[2]	2,955,000,000
Tangible Assets At The End		2,955,000,000
For Own Use Investment Property [Member] | Use right [Member] | Gross carrying amount [Member]
Changes In Tangible Assets Abstract
Additions Tangible Assets	[3]	101,000,000
Retirements Tangible Assets	[3]	0
Acquisition Of Subsidiaries In The Year Tangible Assets	[3]	0
Disposals Of Entities In The Year Tangible Assets	[3]	0
Transfers Tangible Assets	[3]	0
Exchange differences and other tangible assets	[3]	0
Tangible Assets At The End		101,000,000
For Own Use Investment Property [Member] | Use right [Member] | Accrued Depreciation [Member]
Changes In Tangible Assets Abstract
Additions Tangible Assets	[3]	11,000,000
Retirements Tangible Assets	[3]	0
Acquisition Of Subsidiaries In The Year Tangible Assets	[3]	0
Disposals Of Entities In The Year Tangible Assets	[3]	0
Transfers Tangible Assets	[3]	0
Exchange differences and other tangible assets	[3]	0
Tangible Assets At The End		11,000,000
For Own Use Investment Property [Member] | Use right [Member] | Impairment member
Changes In Tangible Assets Abstract
Additions Tangible Assets	[3]	0
Retirements Tangible Assets	[3]	0
Acquisition Of Subsidiaries In The Year Tangible Assets	[3]	0
Disposals Of Entities In The Year Tangible Assets	[3]	0
Transfers Tangible Assets	[3]	14,000,000
Exchange differences and other tangible assets	[3]	0
Tangible Assets At The End		14,000,000
For Own Use Investment Property [Member] | Use right [Member] | Carrying Amount Member
Changes In Tangible Assets Abstract
Tangible Assets Beggining	[4]	0
Tangible Assets End	[4]	76,000,000
Tangible Assets At The End		76,000,000
Investment Property [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		201,000,000	228,000,000	1,163,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		12,000,000	11,000,000	1,000,000
Retirements Tangible Assets		(10,000,000)	(149,000,000)	(90,000,000)
Acquisition Of Subsidiaries In The Year Tangible Assets		0	0	0
Disposals Of Entities In The Year Tangible Assets		0	0	0
Transfers Tangible Assets		13,000,000	(5,000,000)	(698,000,000)
Exchange differences and other tangible assets		0	116,000,000	(148,000,000)
Tangible Assets At The End		216,000,000	201,000,000	228,000,000
Investment Property [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		11,000,000	13,000,000	63,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		4,000,000	5,000,000	13,000,000
Retirements Tangible Assets		0	(8,000,000)	(7,000,000)
Acquisition Of Subsidiaries In The Year Tangible Assets		0	0	0
Disposals Of Entities In The Year Tangible Assets		0	0	0
Transfers Tangible Assets		0	(2,000,000)	(31,000,000)
Exchange differences and other tangible assets		0	3,000,000	(25,000,000)
Tangible Assets At The End		15,000,000	11,000,000	13,000,000
Investment Property [Member] | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		27,000,000	20,000,000	409,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		0	(25,000,000)	37,000,000
Retirements Tangible Assets		0	(27,000,000)	(10,000,000)
Acquisition Of Subsidiaries In The Year Tangible Assets		0	0	0
Disposals Of Entities In The Year Tangible Assets		0	0	0
Transfers Tangible Assets		(4,000,000)	(3,000,000)	(276,000,000)
Exchange differences and other tangible assets		3,000,000	62,000,000	(140,000,000)
Tangible Assets At The End		26,000,000	27,000,000	20,000,000
Investment Property [Member] | Carrying Amount Member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		163,000,000	195,000,000	691,000,000
Changes In Tangible Assets Abstract
Tangible Assets Beggining		163,000,000	195,000,000	691,000,000
Tangible Assets End		175,000,000	163,000,000	195,000,000
Tangible Assets At The End		175,000,000	163,000,000	195,000,000
Assests Leased Out Under An Operating Lease [Member] | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		386,000,000	492,000,000	958,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		0	0	201,000,000
Retirements Tangible Assets		0	(1,000,000)	(93,000,000)
Acquisition Of Subsidiaries In The Year Tangible Assets		0	0	0
Disposals Of Entities In The Year Tangible Assets		0	0	(552,000,000)
Transfers Tangible Assets		0	0	0
Exchange differences and other tangible assets		(49,000,000)	(105,000,000)	(22,000,000)
Tangible Assets At The End		337,000,000	386,000,000	492,000,000
Assests Leased Out Under An Operating Lease [Member] | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		76,000,000	77,000,000	216,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		0	0	0
Retirements Tangible Assets		0	0	(21,000,000)
Acquisition Of Subsidiaries In The Year Tangible Assets		0	0	0
Disposals Of Entities In The Year Tangible Assets		0	0	(134,000,000)
Transfers Tangible Assets		0	0	0
Exchange differences and other tangible assets		(2,000,000)	(1,000,000)	16,000,000
Tangible Assets At The End		74,000,000	76,000,000	77,000,000
Assests Leased Out Under An Operating Lease [Member] | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		0	0	10,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		0	0	0
Retirements Tangible Assets		0	0	0
Acquisition Of Subsidiaries In The Year Tangible Assets		0	0	0
Disposals Of Entities In The Year Tangible Assets		0	0	(10,000,000)
Transfers Tangible Assets		0	0	0
Exchange differences and other tangible assets		0	0	0
Tangible Assets At The End		0	0	0
Assests Leased Out Under An Operating Lease [Member] | Carrying Amount Member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		310,000,000	415,000,000	732,000,000
Changes In Tangible Assets Abstract
Tangible Assets Beggining		310,000,000	415,000,000	732,000,000
Tangible Assets End		263,000,000	310,000,000	415,000,000
Tangible Assets At The End		263,000,000	310,000,000	415,000,000
Total Member | Gross carrying amount [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		12,910,000,000	13,072,000,000	15,594,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		4,175,000,000	938,000,000	776,000,000
Retirements Tangible Assets		(433,000,000)	(757,000,000)	(518,000,000)
Acquisition Of Subsidiaries In The Year Tangible Assets		0	0	0
Disposals Of Entities In The Year Tangible Assets		0	0	(552,000,000)
Transfers Tangible Assets		(88,000,000)	(130,000,000)	(1,214,000,000)
Exchange differences and other tangible assets		14,000,000	(213,000,000)	(1,014,000,000)
Tangible Assets At The End		16,578,000,000	12,910,000,000	13,072,000,000
Total Member | Accrued Depreciation [Member]
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		5,437,000,000	5,546,000,000	5,856,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		979,000,000	594,000,000	693,000,000
Retirements Tangible Assets		(296,000,000)	(447,000,000)	(289,000,000)
Acquisition Of Subsidiaries In The Year Tangible Assets		0	0	0
Disposals Of Entities In The Year Tangible Assets		0	(3,000,000)	(134,000,000)
Transfers Tangible Assets		(30,000,000)	(55,000,000)	(230,000,000)
Exchange differences and other tangible assets		(23,000,000)	(198,000,000)	(350,000,000)
Tangible Assets At The End		6,067,000,000	5,437,000,000	5,546,000,000
Total Member | Impairment member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		244,000,000	335,000,000	798,000,000
Changes In Tangible Assets Abstract
Additions Tangible Assets		94,000,000	5,000,000	42,000,000
Retirements Tangible Assets		(3,000,000)	(27,000,000)	(12,000,000)
Acquisition Of Subsidiaries In The Year Tangible Assets		0	0	0
Disposals Of Entities In The Year Tangible Assets		0	0	(10,000,000)
Transfers Tangible Assets		121,000,000	(80,000,000)	(334,000,000)
Exchange differences and other tangible assets		(13,000,000)	11,000,000	(149,000,000)
Tangible Assets At The End		443,000,000	244,000,000	335,000,000
Total Member | Carrying Amount Member
Reconciliation Of Changes In Tangible Assets Abstract
Tangible Assets At The Beginning		7,229,000,000	7,191,000,000	8,941,000,000
Changes In Tangible Assets Abstract
Tangible Assets Beggining		7,229,000,000	7,191,000,000	8,941,000,000
Tangible Assets End		10,068,000,000	7,229,000,000	7,191,000,000
Tangible Assets At The End		€ 10,068,000,000	€ 7,229,000,000	€ 7,191,000,000

[1]

(*) The right to use is included at the date of implementation of IFRS 16 as of January 1, 2019. The right to use asset consists mainly of the rental of commercial real estate premises for central services and the network branches located in the countries where the Group operates whose average term is between 5 and 20 years. The clauses included in rental contracts correspond to a large extent to rental contracts under normal market conditions in the country where the property is rented (see Note 2.3). During 2019, there have been no significant changes in the right to use assets for leases.

[2]

(*) The right to use is included at the date of implementation of IFRS 16 as of January 1, 2019. The right to use asset consists mainly of the rental of commercial real estate premises for central services and the network branches located in the countries where the Group operates whose average term is between 5 and 20 years. The clauses included in rental contracts correspond to a large extent to rental contracts under normal market conditions in the country where the property is rented (see Note 2.3). During 2019, there have been no significant changes in the right to use assets for leases.

[3]

(*) The right to use is included at the date of implementation of IFRS 16 as of January 1, 2019. The right to use asset consists mainly of the rental of commercial real estate premises for central services and the network branches located in the countries where the Group operates whose average term is between 5 and 20 years. The clauses included in rental contracts correspond to a large extent to rental contracts under normal market conditions in the country where the property is rented (see Note 2.3). During 2019, there have been no significant changes in the right to use assets for leases.

[4]

(*) The right to use is included at the date of implementation of IFRS 16 as of January 1, 2019. The right to use asset consists mainly of the rental of commercial real estate premises for central services and the network branches located in the countries where the Group operates whose average term is between 5 and 20 years. The clauses included in rental contracts correspond to a large extent to rental contracts under normal market conditions in the country where the property is rented (see Note 2.3). During 2019, there have been no significant changes in the right to use assets for leases.